Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information

Capital Product Partners, L.P. was formed on January 16, 2007, under the laws of the Marshall Islands. Capital Product Partners L.P. and its fully owned subsidiaries (collectively the “Partnership”) is an international shipping company. As of December 31, 2023, its fleet of 23 high specification vessels consisted of 12 Neo-Panamax container carrier vessels, three Panamax container carrier vessels and eight X-DF Liquefied natural gas carrier (“LNG/C”) vessels. Its vessels are capable of carrying a wide range of cargoes including liquefied natural gas and containerized goods under short-term voyage charters and medium to long-term time charters.

Transformative Transaction for the Acquisition of 11 Newbuild LNG/Cs

On November 13, 2023, the Partnership entered into an umbrella agreement (the “Umbrella Agreement”) with Capital Maritime & Trading Corp. (“CMTC”) and Capital GP L.L.C. (“CGP”), providing for the acquisition of 11 companies each of which owning a LNG/C vessel (the “Newbuild Vessels”) under construction at Hyundai Heavy Industries Co., LTD and Hyundai Samho Heavy Industries Co. Ltd., South Korea (collectively, “Hyundai”), with the exception of the LNG/C Amore Mio I which was delivered from the shipyard to CMTC in October 2023, for a total acquisition price of $3,130,000:

Hull Number/Vessel name	Capacity in Cubic Meters (“CBM”)	Delivery/ Expected delivery date to the Partnership
Hull 3315 – LNG/C Amore Mio I	174,000	Delivered on December 21, 2023
Initial Vessels
Hull 3316 – LNG/C Axios II	174,000	Delivered on January 2, 2024
Hull 3341 – LNG/C Assos	174,000	May 2024
Hull 3342 – LNG/C Apostolos	174,000	June 2024
Hull 8140 – LNG/C Aktoras	174,000	July 2024
Hull 8198 – LNG/C Archimidis	174,000	January 2026
Hull 8199 – LNG/C Agamemnon	174,000	March 2026
Remaining Vessels
Hull 8202 – LNG/C Alcaios I	174,000	September 2026
Hull 8203 – LNG/C Antaios I	174,000	November 2026
Hull 8206 – LNG/C Athlos	174,000	February 2027
Hull 8207 – LNG/C Archon	174,000	March 2027

Upon the closing of the Umbrella Agreement on December 21, 2023, the Partnership entered into 11 share purchase agreements to acquire 100% of the equity interests in each company owning the Newbuild Vessels (the “Vessel SPAs”).

On December 21, 2023, and upon entry into and completion of the Vessel SPA for the LNG/C Amore Mio I, the vessel was delivered to the Partnership and the Partnership paid to CMTC an amount of $141,683 and assumed a debt of $196,317 (Notes 5C, 7) with respect to the vessel.

On December 21, 2023, and upon entry into the Vessel SPAs for LNG/Cs Axios II, Assos, Apostolos, Aktoras, Archimidis and Agamemnon (the “Initial Vessels”), the Partnership paid CMTC a deposit of $174,400, or 10% of the aggregate acquisition price of the Initial Vessels (Note 5C). The Vessel SPAs of each of the vessel-owning companies of the Initial Vessels will be completed upon each vessel’s delivery from Hyundai. The remaining purchase price with respect to each Initial Vessel will be paid upon delivery of such vessel with a total of $1,569,600 remaining due to CMTC for the Initial Vessels (Note 16B). The Vessel SPA for the LNG/C Axios II was completed upon delivery of the vessel on January 2, 2024 (Note 17).

On December 21, 2023, and upon entry into the Vessel SPAs for LNG/Cs Alcaios I, Antaios I, Athlos and Archon (the “Remaining Vessels”), the Partnership paid CMTC $138,100 to acquire 100% of the equity interests in each of the vessel-owning companies of the Remaining Vessels (Note 5B). The Partnership expects to pay an additional amount of $909,900 to Hyundai in pre-delivery and delivery installments for the Remaining Vessels (Note 16B).

On November 27, 2023, the Partnership launched a rights offering for up to $500,000 with the purpose of partly financing the purchase price of the Newbuild Vessels (the “Rights Offering”). The Rights Offering resulted in subscriptions for 445,988 common units. These common units were issued to participating unitholders on December 21, 2023 (Note 13). In connection with the Rights Offering, the Partnership entered into a Standby Purchase Agreement (the “Standby Purchase Agreement”) with CMTC, pursuant to which CMTC agreed to purchase from the Partnership at $14.25 per common unit (the subscription price in the Rights Offering), the number of common units offered that were not issued pursuant to the Rights Offering. As on December 21, 2023, the Rights Offering was not fully subscribed, CMTC purchased 34,641,731 common units pursuant to the Standby Purchase Agreement, as set forth in the following table:

Description	Common Units	Subscription Price per Common Unit	Value
Common Units subscribed for in the Rights Offering	445,988	$14.25	$6,355
Units issued to CMTC pursuant to the Standby Purchase Agreement	34,641,731	14.25	493,645
Total Units Issued	35,087,719	$14.25	$500,000

1. Basis of Presentation and General Information - Continued

The Umbrella Agreement and the Standby Purchase Agreement permit the Partnership and CMTC to net payments due to each other under the transactions contemplated by the Umbrella Agreement, including the Vessel SPAs and the Standby Purchase Agreement. The following table describes the various amounts that were paid or deemed paid by each of the Partnership and CMTC on December 21, 2023:

Description	Method of Settlement	Value
From the Partnership to CMTC
10% deposit on the Initial Vessels	Netted against the amount due from CMTC pursuant to the Standby Purchase Agreement	$174,400
Payment for the Remaining Vessels		138,100
Part of purchase price of LNG/C Amore Mio I		141,683
Total		$454,183
From CMTC to the Partnership
Total amount due pursuant to the Standby Purchase Agreement	Netted against the total amount due from the Partnership	$454,183
	Cash settlement	39,462
Total		$493,645

On December 21, 2023 CMTC issued to the Partnership an unsecured seller’s credit in an amount equal to $220,000 (the “Umbrella Seller’s Credit”) to finance a portion of the purchase price for certain of the Initial and Remaining Vessels.

CPLP Shipping Holdings PLC

On August 14, 2021, the Partnership established CPLP Shipping Holdings PLC (“CPLP PLC”) a 100% subsidiary of the Partnership. CPLP PLC was established in Cyprus as a public limited liability company in accordance with the provisions of the Companies Law of Cyprus, Chapter 113. On July 22, 2022 and October 20, 2021, the Partnership, through CPLP PLC, issued two unsecured bonds of €100,000,000 (the “2022 Bonds”) and €150,000,000 (the “2021 Bonds”) on the Athens Stock Exchange respectively. The 2022 Bonds and the 2021 Bonds are guaranteed by the Partnership, will mature in July 2029 and October 2026 and have a coupon payable semi-annually of 4.40% and 2.65% respectively (Note 7).

1. Basis of Presentation and General Information - Continued

As of December 31, 2023, the consolidated financial statements include Capital Product Partners, L.P. and the following wholly owned significant subsidiaries which were all incorporated or formed under the laws of the Marshall Islands, Liberia or Cyprus.

Subsidiary	Date of Incorporation	Name of Vessel Owned by Subsidiary	Deadweight (“DWT”)	Date acquired by the Partnership/ Estimated delivery dates	Date acquired by CMTC or CGC Operating Corp. (“CGC”)
Capital Product Operating LLC	01/16/2007	—	—	—	—
CPLP Shipping Holdings PLC	08/14/2021	—	—	—	—
CPLP Gas Operating Corp.	08/24/2021	—	—	—	—
Patroklos Marine Corp.	06/17/2008	M/V Cape Agamemnon (1)	179,221	06/09/2011	01/25/2011
Agamemnon Container Carrier Corp.	04/19/2012	M/V Agamemnon (2)	108,892	12/22/2012	06/28/2012
Archimidis Container Carrier Corp.	04/19/2012	M/V Archimidis (2)	108,892	12/22/2012	06/22/2012
Anax Container Carrier S.A.	04/08/2011	M/V Hyundai Prestige	63,010	09/11/2013	02/19/2013
Hercules Container Carrier S.A.	04/08/2011	M/V Hyundai Premium	63,010	03/20/2013	03/11/2013
Iason Container Carrier S.A.	04/08/2011	M/V Hyundai Paramount	63,010	03/27/2013	03/27/2013
Thiseas Container Carrier S.A.	04/08/2011	M/V Hyundai Privilege	63,010	09/11/2013	05/31/2013
Cronus Container Carrier S.A.	07/19/2011	M/V Hyundai Platinum	63,010	09/11/2013	06/14/2013
Dias Container Carrier S.A.	05/16/2013	M/V Akadimos	115,534	06/10/2015	06/10/2015
Poseidon Container Carrier S.A.	05/16/2013	M/V Adonis (3)	115,639	09/18/2015	09/18/2015
Atrotos Container Carrier S.A.	10/25/2013	M/V CMA CGM Magdalena (3)	115,639	02/26/2016	02/26/2016
Deka Container Carrier S.A.	03/28/2017	M/V Athenian (4)	118,834	01/22/2020	04/28/2017
Jupiter Container Carrier S.A.	03/28/2017	M/V Athos (4)	118,888	01/23/2020	05/19/2017
Nikitis Container Carrier S.A.	03/28/2017	M/V Aristomenis (4)	118,712	01/23/2020	06/27/2017
Neos Container Carriers Corp.	09/04/2020	M/V Long Beach Express (5)	68,618	02/25/2021	01/07/2021
Maistros Container Carriers Corp.	09/04/2020	M/V Seattle Express (4)	68,411	02/25/2021	01/07/2021
Filos Container Carriers Corp.	09/04/2020	M/V Fos Express (4)	68,579	02/25/2021	01/07/2021
Panormos Container Carrier S.A.	12/17/2020	M/V Manzanillo Express	142,411	10/12/2022	10/12/2022
Ektoras Container Carrier S.A.	12/17/2020	M/V Itajai Express	142,411	01/10/2023	01/10/2023
Monos Container Carrier S.A.	02/05/2021	M/V Buenaventura Express	142,411	06/20/2023	06/20/2023
Assos Gas Carrier Corp.	07/16/2018	LNG/C Aristos I	81,978	09/03/2021	11/12/2020
Dias Gas Carrier Corp.	07/16/2018	LNG/C Aristarchos	81,956	09/03/2021	06/15/2021
Atrotos Gas Carrier Corp.	07/16/2018	LNG/C Aristidis I	81,898	12/16/2021	01/04/2021
Poseidon Gas Carrier Corp.	07/16/2018	LNG/C Attalos	81,850	11/18/2021	08/13/2021
Maximus Gas Carrier Corp.	04/10/2019	LNG/C Asklipios	81,882	11/18/2021	09/29/2021
Kronos Gas Carrier Corp.	02/04/2019	LNG/C Adamastos	82,095	11/29/2021	08/23/2021
Hermes Gas Carrier Corp.	07/05/2019	LNG/C Asterix I	81,932	02/17/2023	02/17/2023
Omega Gas Carriers Corp.	06/18/2021	LNG/C Amore Mio I	82,076	12/21/2023	10/31/2023
Aqua Gas Carrier Corp.	01/17/2023	LNG/C Alcaios I (Hull – 8202) (6)	—	09/2026 (7)	—
Mare Gas Carrier Corp.	01/17/2023	LNG/C Antaios I (Hull – 8203) (6)	—	11/2026 (7)	—
Polis Gas Carrier Corp.	03/27/2023	LNG/C Athlos (Hull – 8206) (6)	—	02/2027 (7)	—
Elpis Gas Carrier Corp.	03/27/2023	LNG/C Archon (Hull – 8207) (6)	—	03/2027 (7)	—

(1)	Vessel was disposed in 2023
(2)	Vessels were disposed in 2022
(3)	Vessels were disposed in 2021
(4)	Vessels agreed to be disposed in 2024
(5)	Vessel classified as held for sale as of December 31, 2023
(6)	Vessels are under construction
(7)	Estimated delivery dates for newbuild vessels as of December 31, 2023